Subsequent Events	3 Months Ended		12 Months Ended
	Apr. 03, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events

8. Subsequent Events

On May 14, 2021, the Company entered into an agreement and plan of merger with Allied Integral United, Inc. (known as “Clearday”) and a wholly-owned subsidiary of the Company. The agreement terminates the earlier merger agreement between the same parties, dated February 26, 2020, without liability. Subject to satisfaction of the conditions to closing of the merger, which include customary conditions and a minimum net working capital condition, the Company will issue common stock to the shareholders of Clearday such that, at the closing of the merger, the Company’s stockholders, and the Clearday stockholders would own, respectively, approximately 96.35% and 3.65% of the combined company’s outstanding shares. The merger agreement was approved by boards of directors of both companies and is subject to stockholder approval. Assuming satisfaction of conditions, the merger is expected to close in the third quarter of 2021. Clearday was incorporated on December 20, 2017 and commenced its business on December 31, 2018 when it acquired private funds that engaged in several businesses that have been conducted for the prior 15 years. Since December 2018, Clearday has been engaged in developing and providing the next generation of technology-enabled longevity care and wellness solutions, in alignment with the changing characteristics, expectations, and behaviors of the longevity consumer market.

Note 12 — Subsequent Events

On February 26, 2021, we received a $468,040 Paycheck Protection Plan Loan from the U.S. Small Business Administration. The funds will help insure our viability as we complete our merger with Clearday. We will evaluate the potential forgiveness of some of this loan going forward.

Allied Integral United Inc [Member]
Subsequent Events
12.	Subsequent Events

We evaluated subsequent events and transactions occurring after March 31, 2021 through the date these consolidated financial statements were available to be issued.

Cash Received from Investors and Related Parties

Additional investments in Non-Controlling interest

Subsequent to March 31, 2021, AIU Alt Care, Inc. closed subscriptions and issued and sold 4,000 shares of Series I Preferred Stock in the amount of $40,000 from investors. Similarly, Clearday Oz Fund closed subscriptions and issued and sold 20,000 units of limited partnership interest in the amount of $200,000 from investors. In addition, in connection with the transaction the Company issued warrants to investors in the Alt Care Preferred and units of limited partnership interests in Clearday OZ Fund that totaled 4,000 and 20,000, respectively.

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Contingencies

On April 9, 2021, MC-Simpsonville, SC-1-UT, as landlord of the premises located at 645, Scuffletown Road in Simpsonville, South Caroline, filed a litigation with District Court of Williamson County, Texas, against Steve Person, Jim Walesa and Trident Healthcare Properties I, LP for recovery of dues post November 1, 2020, related with Rent, taxes, late and contractual fees, along with interest and court fees. The Company is not able to determine if it will prevail in such litigation.

ERTC Funds

The Company is eligible to claim the employee retention tax credit (“ERTC”) for certain of our employees under the CARES act (Refer note Memory Care Facilities Debt – ERTC Fund). For the three months ended March 31, 2021 the Company had not received any funds. Subsequently, on May 28, 2021 the Company received $885,852. The amount received is equal to 50% of qualified wages paid after March 12, 2020 through December 31, 2020 to qualified employees, with a maximum credit of $5,000 per employee.

Primrose

On May 28, 2021, the Company acquired all of the equity interests of Primrose Wellness Group LLC (“Primrose”), a San Antonio, Texas licensed adult day care facility that provides affordable daily care services, including ADLs (activities of daily living), nursing services, physical rehabilitative services and other supportive services, primarily to military veterans, including those with VA benefits. The acquisition required the approval of the Texas Department of Health and Human Services. The Company plans to expand the daily activities provided by Primrose including offering its proprietary Clearday Restore services, which provides a combination of aromatherapy and massage therapy designed to help people with a wide range of lifestyle limiting conditions. The Company acquired Primrose for a cash purchase price in the amount of $300,000 that is payable in three equal installments at the closing, and at six months after the closing and one year after the closing. In connection with this acquisition, the Company modified the existing lease terms and guaranteed the lease obligations in full and agreed to employ the two founders of Primrose who will continue as continue as licensed directors of Primrose.

12.	Subsequent Events

We evaluated subsequent events and transactions occurring after December 31, 2020 through the date these consolidated financial statements were available to be issued.

Cash Received from Investors and Related Parties

Additional investments in Non-Controlling interest

During the first quarter of 2021, AIU Alt Care, Inc. closed subscriptions and issued and sold 25,700 shares of Series I Preferred Stock in the amount of $257,000 from investors. Similarly, Clearday Oz Fund closed subscriptions and issued and sold 41,317 units of limited partnership interest in the amount of $413,167 from investors.  In addition, in connection with the transaction the Company issued warrants to investors in the Alt Care Preferred and units of limited partnership interests in Clearday OZ Fund that totaled 25,700 and   41,317, respectively.

In April 2021, AIU Alt Care, Inc. close subscriptions and issued and sold 4,000 shares of Series I Preferred Stock in the amount of $40,000 from investors. Similarly, Clearday Oz Fund closed subscriptions and issued and sold 20,000 units of limited partnership interest in the amount of $200,000 from investors. In addition, in connection with the transactions, the Company issues warrants to investors in the Alt Care Preferred and units of limited partnership interests of Clearday OZ Fund that totaled 4,000 and 20,000, respectively.

Non-cash Issuances

As of January 3, 2021, the Company has awarded 57,000 shares of restricted stock awards to various employees in the form of common stock with a par value $0.01 per share.   These shares of restricted common stock vest immediately and the Company valued the 57,000 shares at $10 per share, on the date of the agreement.

PPP Loan

In April 2021, the Company received a PPP loan from the First National Bank of Texas in the amount of $331,816 with a maturity date of April 2026. This PPP Loan, which is evidenced by Notes issued by the Company (the “Note”), mature in April 2026 and bear interest at a fixed rate of 1.0% per annum. No payments are due on this PPP loan until May 2022, but interest will continue to accrue during the deferment period. The Note is unsecured and guaranteed by the SBA. Once the PPP funds have been used, the Company can apply for loan forgiveness if at least 60% of the loan proceeds are used for payroll related expenses.